CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Accounts receivable (Note 8)	$ (81)	$ (63)
Due from related parties	(12)	(31)
Materials and supplies (Note 9)	6	(10)
Prepaid expenses and other assets	(26)	11
Other long-term assets	(34)	(13)
Accounts payable	7	17
Accrued liabilities	136	46
Unearned revenue (Note 14)	125	151
Due to related parties	40	31
Accrued interest (Note 14)	31	29
Long-term accounts payable and other long-term liabilities (Note 15)	8	5
Post-retirement and post-employment benefit liability	49	79
Changes in non-cash balances related to operations, Total	249	252
Capital Expenditure [Abstract]
Capital investments, property, plant and equipment	(2,968)	(2,403)
Capital investments, intangible assets	(95)	(128)
Capital investments, total	(3,063)	(2,531)
Reconciling items, property plant and equipment	248	58
Reconciling items, intangible assets	7	(3)
Reconciling items, total	255	55
Cash outflow for capital expenditures, property plant and equipment	(2,720)	(2,345)
Cash outflow for capital expenditures, intangible assets	(88)	(131)
Cash outflow for capital expenditures, total	(2,808)	(2,476)
Net interest paid	643	581
Income taxes paid	$ 35	$ 48